As filed with the Securities and Exchange Commission on May 14, 2012

Securities Act File No. 33-30139

Investment Company Act File No. 811-5848

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY OF 1940	☒

Amendment No. 35	☒

THE GABELLI VALUE FUND INC.

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

1-800-422-3554

(Registrant’s Telephone Number, including Area Code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Sonia K. Kothari, Esq. The Gabelli Value Fund Inc. One Corporate Center Rye, New York 10580-1422	Rose F. DiMartino, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph(b); or
☐	on pursuant to paragraph(b); or
☐	60 days after filing pursuant to paragraph(a)(1); or
☐	on pursuant to paragraph(a)(1); or
☐	75 days after filing pursuant to paragraph(a)(2); or
☐	on pursuant to paragraph(a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI VALUE FUND INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 14th day of May, 2012.

THE GABELLI VALUE FUND INC.

By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 14, 2012
Mario J. Gabelli

/s/ Bruce N. Alpert	President and Secretary	May 14, 2012
Bruce N. Alpert	(Principal Executive Officer)

/s/ Agnes Mullady	Treasurer	May 14, 2012
Agnes Mullady	(Principal Financial
and Accounting Officer)

Anthony J. Colavita*	Director	May 14, 2012
Anthony J. Colavita

Robert J. Morrissey*	Director	May 14, 2012
Robert J. Morrissey

Anthony R. Pustorino*	Director	May 14, 2012
Anthony R. Pustorino

Werner J. Roeder*	Director	May 14, 2012
Werner J. Roeder

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase